BLACKROCK FUNDSSM

Supplement Dated December 18, 2008
to the Prospectuses of the BlackRock Equity Portfolios,
each dated January 31, 2008

BlackRock Health Sciences Opportunities Portfolio

Effective January 2, 2009, each Prospectus is amended with respect to the BlackRock Health Sciences Opportunities Portfolio as follows:

Effective January 2, 2009, the Health Sciences Opportunities Portfolio is open to new investors.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS
FOR FUTURE REFERENCE

Code # PRO-OPP-0108SUP